Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Cost:
Total cost	¥ 197,987,747	¥ 196,642,742
Less: Accumulated depreciation	(37,858,090)	(31,583,879)
Property and equipment, net	160,129,657	165,058,863
Buildings [Member]
Cost:
Total cost	184,813,833	184,813,833
Electronic devices and other general equipment [Member]
Cost:
Total cost	6,536,680	5,491,675
Leasehold improvements [Member]
Cost:
Total cost	¥ 6,637,234	¥ 6,337,234